Putnam
Strategic
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We believe the recent downturn for high-yield bonds has been prompted more by investor sentiment than by the fundamentals of the companies in which the fund invests. We continue to focus on strong companies in robust industries that have little or no exposure to overseas markets. Using our in-depth credit research capabilities, we target high-yield bonds with the potential to reward investors over time despite recent price declines. In fact, we believe now is an ideal time to take advantage of their compelling prices."

                            -- Jennifer Leichter, manager
                               Putnam Strategic Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

34 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

By playing to the strengths and de-emphasizing the vulnerabilities of Putnam Strategic Income Fund's trisector portfolio, the fund's managers were able to moderate the effects of generally negative fixed-income markets during the six months ended September 30, 1998. Thus results for the first half of fiscal 1998, while not positive, were showing neither the sharp declines nor the solid gains of many single-sector portfolios in the prevailing environment.

I am pleased to announce the appointment of David L. Waldman and Jeffrey
A. Kaufman to your fund's management team. Before joining Putnam in 1997, David held positions with Lazard Freres Asset Management and Goldman Sachs Asset Management. He has 10 years of investment experience. Jeffrey joined Putnam in 1998. He was formerly with MFS Investment Management and Salomon Brothers and has 8 years of investment experience.

In the following report, your fund's management team discusses the performance and strategies for the fiscal year's first half and then provides perspectives on the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Report from the Fund Managers
Jennifer E. Leichter
D. William Kohli
Jeffrey A. Kaufman
David L. Waldman

During the six months ended September 30, 1998, the anxiety pervading world financial markets had its effect on the sectors in which Putnam Strategic Income Fund invests. While your fund continued to benefit from its diversification, its performance was subdued as investors became more jittery and fled to the relative safety of U.S. Treasury securities. On the final day of the semiannual period, the U.S. stock market, as measured by the Dow Jones Industrial Average, ended its worst quarter in eight years. Among the contributing factors were investor fears of worsening global economic conditions, negative corporate profit warnings, and dramatic selloffs in overseas markets.

For a while, your fund benefited from the turmoil, as equity investors around the world turned to bonds as a more conservative investment option. More recently, however, investors have begun to shy away from any securities with the slightest hint of credit risk. This shift in sentiment dampened the performance of the high-yield and corporate bonds in your fund's portfolio. For the semiannual period, your fund's class A shares provided a total return of -5.65% at net asset value and -10.10% at public offering price. For complete performance information, please refer to the summary that begins on page 9. While these short-term results are disappointing, we see opportunities among the challenges. We are optimistic about the fund's positioning and view the recent downturn as an opportunity to take advantage of attractive prices in many bond sectors. We also believe that recent decisions by the Federal Reserve Board to lower short-term interest rates -- one at the close of the period and one two weeks later -- bode well for fixed-income investments.

* RECORD-BREAKING SURGE FOR U.S. TREASURIES

Of all the bond market sectors, U.S. Treasury securities were by far the strongest performers during the period. Treasury bonds rallied dramatically as investors worldwide sought these securities, which are backed by the full faith and credit of the U.S. government and are considered among the safest investments in the world. The global economic slowdown and continued low inflation also contributed to dramatically rising Treasury bond prices. On the final day of the period, the 30-year U.S. Treasury yield, which moves in the opposite direction of its price, fell to the lowest level in its 21-year history. Your fund profited from the Treasury rally, and at period's end, approximately 20% of net assets were invested in U.S. Treasuries. However, these securities represent the most conservative component of the portfolio; the fund's more aggressive strategy typically targets bonds that offer higher risk along with the potential to deliver higher yields and greater returns. Consequently, our decision to focus a greater portion of the portfolio on mortgage-backed securities limited the fund's gains from the rally.

Overshadowed by a flourishing Treasury market, mortgage-backed securities also felt the effects of plunging interest rates, which prompted homeowners to pay off mortgages ahead of schedule by refinancing. Prepayment reduces the appreciation potential of mortgage-backed securities and is a risk during periods of declining interest rates. Despite prepayment risks, mortgage-backed securities, like Treasuries, were dominant performers in the portfolio, largely as a result of the global flight to quality. Our focus on securities with lower prepayment sensitivity, such as adjustable-rate, lower-coupon, and 15-year maturity mortgage-backed securities, also benefited the fund.

[GRAPHIC OMITTED: horizontal bar chart of TOP FIVE COUNTRY ALLOCATIONS (international sector)]

TOP FIVE COUNTRY ALLOCATIONS*
(international sector)

United Kingdom     3.8%

France             2.8%

Germany            2.6%

Mexico             1.7%

Canada             1.2%

Footnote reads:
*Based on net assets as of 9/30/98. Holdings will vary over time.


* INTERNATIONAL SECTOR FOCUSES ON EUROPE

In the international portion of the portfolio, our focus on Europe proved beneficial during the period. International investors remained nervous in the wake of Asia's currency and debt crisis and sought safe haven in fixed-income securities. As European bond markets registered strong gains, the fund was invested primarily in the United Kingdom, Germany, and France.

Most emerging markets were hit quite hard by continued economic turmoil. A severe economic crisis unfolded in Russia while the country negotiated with the International Monetary Fund for financial aid. As of the period's end, we had completely eliminated the fund's position in Russian bonds. The fund continues to focus on a few emerging-markets countries such as Mexico and Bulgaria because we expect them to weather the current turmoil.

* HIGH-YIELD BONDS FEEL STING OF TROUBLED EQUITY MARKET

During the period, investors' aversion to risk was most evident in the fund's high-yield sector. Since high-yield bonds tend to move more in line with the stock market than with the bond market, their recent poor performance is not surprising. The high-yield market has reflected increasing concerns about heavy losses in foreign economies and the impact of these losses on corporate profits. In addition, as investors shunned riskier segments of the market, hundreds of companies put their borrowing plans on hold. In the first half of 1998, corporate bonds were being issued at a record pace, while September marked the slowest month since 1996.

We believe the recent downturn has been prompted more by investor sentiment than by the underlying fundamentals of the companies in which the fund invests. We continue to focus on high-yield bonds of strong companies that are operating in robust domestic industries and that have little or no exposure to overseas markets. The top performers continued to be in cable television, broadcasting, and telecommunications, all of which were strengthened by positive operating results and high equity valuations.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Paine Webber Group, Inc. senior notes 6.55s, 2008
Provident Companies, Inc. bonds 7.405s, 2038
Nextel Communications senior discount notes stepped-coupon
(10.65s, 9/15/02), 2007

FOREIGN BONDS

Germany (Federal Republic of) bonds Series 98, 5.5/8s, 2028
France Treasury bill notes 4 1/2s, 2003
United Kingdom Treasury bonds 8s, 2000

U.S. GOVERNMENT AND AGENCY OBLIGATIONS

Federal National Mortgage Association 6s, dwarf, TBA, October 15, 2013 Government National Mortgage Association pass-through certificates 7s, 2025-2028
U. S. Treasury bonds 5 1/2s, 2028

Footnote reads:
These holdings represent 13.3% of the fund's net assets as of 9/30/98. Portfolio holdings will vary over time.


* POTENTIAL STILL STRONG IN TELECOMMUNICATIONS

In the telecommunications sector, Teleport Communications Group, a telephone service company, boosted the fund's results when AT&T bought it at a premium. Teleport provides phone service by using wireless and fiber-optic technologies to compete with local phone companies. In the past, long-distance companies had to pay access charges to local phone companies in order to connect to homes. With the acquisition of Teleport, AT&T can eliminate those charges in many markets. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* SEEKING OPPORTUNITIES AMONG CHALLENGES

As we mentioned earlier in this report, we believe that current market volatility will allow us to take advantage of some compelling opportunities, especially while many bonds offer attractively low prices. Riskier sectors of the bond market tend to go out of favor in reaction to short-term events. We will continue to rely on our strong research capabilities to target the companies and bond market sectors that offer the greatest potential. In addition, the fund's diversified structure will allow us to take advantage of strengths in certain sectors while offsetting potential underperformance in others.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Strategic Income Fund is designed for investors seeking high current income consistent with capital preservation through U.S. government, high-yield, and international fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 9/30/98

                                Class A           Class B           Class M
(inception date)               (2/26/96)         (2/26/96)         (2/26/96)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    -5.65%  -10.10%   -5.89%  -10.42%   -5.77%   -8.81%
------------------------------------------------------------------------------
1 year                      -2.33    -6.99    -2.93    -7.42    -2.57    -5.68
------------------------------------------------------------------------------
Life of fund                13.41     8.07    11.35     8.56    12.68     8.96
Annual average               4.98     3.04     4.24     3.22     4.72     3.37
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                     Salomon Bros.
                         Lehman Bros.  Non-U.S.     First Boston      Consumer
                           Aggregate  World Govt.    High Yield        Price
                         Bond Index   Bond Index       Index           Index
------------------------------------------------------------------------------
6 months                     6.66%      11.44%        -4.96%           0.74%
------------------------------------------------------------------------------
1 year                      11.51       10.35         -0.52            1.36
------------------------------------------------------------------------------
Life of fund                24.44       13.70         21.00            5.49
Annual average               8.83        5.09          7.65            2.09
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 9/30/98

                                Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions (number)             6               6              6
------------------------------------------------------------------------------
Income                         $0.34685        $0.309252      $0.330133
------------------------------------------------------------------------------
Capital gains                     --              --             --
------------------------------------------------------------------------------
 Total                         $0.34685        $0.309252      $0.330133
------------------------------------------------------------------------------
Share value:                NAV       POP         NAV      NAV        POP
------------------------------------------------------------------------------
3/31/98                   $8.70     $9.13        $8.70    $8.70      $8.99
------------------------------------------------------------------------------
9/30/98                    7.88      8.27         7.89     7.88       8.14
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1     8.37%     7.98%        7.66%    8.14%      7.88%
------------------------------------------------------------------------------
Current 30-day SEC yield2  8.13      7.74         7.39     7.95       7.68
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged index of lower-rated, higher-yielding U.S. corporate bonds. It includes over 180 issues with an average maturity range of 7 to 10 years.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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

Portfolio of investments owned
September 30, 1998 (Unaudited)

CORPORATE BONDS AND NOTES (40.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.4%)
--------------------------------------------------------------------------------------------------------------------------
     $      140,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      147,000
             80,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              84,800
            120,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           123,300
             40,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                        40,800
            350,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                           357,000
                                                                                                            --------------
                                                                                                                   752,900

Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            485,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 458,325
            190,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              176,700
            500,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                              530,000
             90,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                                   88,200
             70,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       68,600
            260,000  Raytheon Co. notes 6.45s, 2002                                                                270,447
             75,000  United Defense Industries Inc. company guaranty 8 3/4s, 2007                                   75,188
                                                                                                            --------------
                                                                                                                 1,667,460

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                                        237,500
            263,597  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                                  278,095
                                                                                                            --------------
                                                                                                                   515,595

Airlines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Calair LLC company guaranty 8 1/8s, 2008                                                      109,800
            140,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      120,400
            200,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                        180,000
            250,000  Cathay International Ltd. 144A sr. notes 13s, 2008                                            135,000
            460,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                             478,400
             90,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             84,825
            280,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            246,400
                                                                                                            --------------
                                                                                                                 1,354,825

Apparel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                                 28,200
            325,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 305,500
            130,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  137,800
            200,000  Tultex Corp. company guaranty 9 5/8s, 2007                                                    160,000
             65,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   66,950
            135,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                              140,400
                                                                                                            --------------
                                                                                                                   838,850

Automotive Parts (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            299,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         317,688
            200,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                               190,000
             60,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                 58,200
             90,000  Lear Corp. sub. notes 9 1/2s, 2006                                                             97,200
            460,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       457,700
                                                                                                            --------------
                                                                                                                 1,120,788

Banks (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Banponce Financial Corp. med. term note 7 1/8s, 2002                                          126,563
            170,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                          164,900
            120,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  63,600
             80,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   48,000
             45,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         51,023
            250,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                                        290,000
            250,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                            260,900
            395,000  Fuji JGB Inv. LLC 144A bonds FLIRB bonds 9.87s, 2049                                          175,194
             45,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         48,553
            500,000  Korea Development Bank bonds 7 3/8s, 2004 (Korea)                                             389,790
             95,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                             96,273
             60,000  Provident Capital Trust company guaranty 8.6s, 2026                                            66,604
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    42,226
             60,000  Sovereign Capital Trust company guaranty 9s, 2027                                              64,001
            105,000  Sparbanken Sverige AB (Swedbank) 144A sub. 7 1/2s, 2049
                       (Sweden)                                                                                    105,804
             50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 53,000
                                                                                                            --------------
                                                                                                                 2,046,431

Basic Equipment Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Cex Holdings, Inc. 144A sr. sub. notes 9 5/8s, 2008                                           156,400

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                  193,000
             35,000  Cia Latino Americana 144A company guaranty 11 1/8s, 2004
                       (Argentina)                                                                                  25,200
            400,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                            352,000
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       28,800
                                                                                                            --------------
                                                                                                                   599,000

Broadcasting (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Affinity Group Holdings sr. notes 11s, 2007                                                   368,600
              2,861  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (STP) (PIK) (NON)                               21
            400,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                       296,000
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               162,325
            685,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              698,700
             55,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                                 49,500
            120,000  Chancellor Media Corp. sr. sub notes Ser. B, 8 1/8s, 2007                                     115,800
             90,000  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                                         96,300
            200,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     162,000
            465,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                        409,200
            300,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                       186,000
            430,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             406,350
            260,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               254,800
            250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                        247,500
            120,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        116,400
             50,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                     54,500
            212,000  PHI Holdings, Inc. sr. notes zero %, 2001                                                     160,717
            125,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                  117,500
            250,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      251,250
            250,000  Turner Broadcasting Systems, Inc. sr. notes 8 3/8s, 2013                                      284,473
             60,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                   42,000
            100,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               68,000
                                                                                                            --------------
                                                                                                                 4,547,936

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                               115,000
            100,000  Beazer Homes USA company guaranty 8 7/8s, 2008                                                 93,000
            270,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               113,400
             70,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                                      66,850
            290,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                          275,500
                                                                                                            --------------
                                                                                                                   663,750

Building Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                152,000
            500,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                                  477,500
            160,000  Consumers International 144A 10 1/4s, 2005                                                    164,800
            140,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                  100,800
            300,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                              321,000
             90,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           80,100
            100,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B, zero %
                       (12 3/4s, 6/1/99), 2004 (STP)                                                                93,000
                                                                                                            --------------
                                                                                                                 1,389,200

Buses (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            415,000  MCII Holdings sec. notes stepped-coupon zero %
                       (12s, 11/15/98), 2002 (STP)                                                                 311,250

Business Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   38,300
            270,000  U.S. Office Products Co. 144A sr. sub notes 9 3/4s, 2008                                      225,450
                                                                                                            --------------
                                                                                                                   263,750

Cable Television (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               93,600
            250,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           263,750
            350,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                     367,836
            300,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      240,750
            410,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      287,000
            110,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                      56,100
             85,000  Globo Communicacoes 144A company guaranty 10 1/2s, 2006
                       (Brazil)                                                                                     44,200
            400,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            440,000
            240,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      242,400
             10,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                       (14 1/4s, 6/15/00), 2005 (STP)                                                                9,300
            150,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina)                                                                                  63,000
            200,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                94,000
                                                                                                            --------------
                                                                                                                 2,201,936

Cellular Communications (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               27,600
            735,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                       316,050
            595,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           285,600
            160,000  McCaw International Ltd sr. discount notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                            80,000
            420,000  MetroNet Communications Corp. sr. disc. notes zero %
                       (9.95s, 6/15/03), 2008 (Canada) (STP)                                                       232,050
            450,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          285,750
            710,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        319,500
          1,445,000  NEXTEL Communications sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        910,350
            180,000  Price Communications Wireless Inc. 144A sr. notes 9 1/8s, 2006                                176,400
                                                                                                            --------------
                                                                                                                 2,633,300

Chemicals (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  665,000
            120,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                     115,200
            150,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                           142,500
            446,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      361,260
            165,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         24,750
            150,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        60,000
            200,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 110,000
            200,000  Union Carbide Global Enterprises sr. sub. notes
                       Ser. B, 12s, 2005                                                                           200,000
                                                                                                            --------------
                                                                                                                 1,678,710

Computer Services and Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               37,000
            180,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      180,000
            200,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          225,000
            564,000  Unisys Corp. deb. 9 3/4s, 2016                                                                569,640
                                                                                                            --------------
                                                                                                                 1,011,640

Computers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 11/1/01), 2008 (STP)                                                              221,100

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hedstrom Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 6/1/02), 2009 (STP)                                                                    12,000
            115,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon Ser. B,
                       zero % (14s, 11/15/01), 2006 (STP)                                                            5,750
            100,000  Packaged Ice, Inc. company guaranty Ser. B, 9 3/4s, 2005                                       94,000
             70,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         68,600
            166,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    185,090
             40,000  United Stationer Supply, Inc. 144A ssr. sub. notes 8 3/8s, 2008                                39,900
                                                                                                            --------------
                                                                                                                   405,340

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              30,800

Cosmetics (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            76,000
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        41,200
             60,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 60,000
                                                                                                            --------------
                                                                                                                   177,200

Electric Utilities (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         267,500
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          101,000
            290,000  Cleveland Electric Illuminating Co. bonds 6.86s, 2008                                         292,900
             25,000  Commonwealth Edison Co. 1st mtge. 7s, 2005                                                     26,873
             85,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                                   88,331
             75,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                            78,740
             45,000  Jersey Central Power & Light Co. 1st mtge. med. term note
                       6.85s, 2006                                                                                  48,839
            165,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              204,678
            500,000  Niagara Mohawk Power Corp. sr. disc. notes stepped-coupon
                       Ser. H, zero % (8 1/2s, 7/1/03), 2010 (STP)                                                 350,000
            395,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                     421,303
             90,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      93,722
            499,699  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          542,238
            180,000  York Power Funding 144A notes 12s, 2007                                                       174,600
                                                                                                            --------------
                                                                                                                 2,690,724

Electronics and Electrical Equipment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                     31,800
             44,827  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               44,379
             47,564  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          47,088
            150,000  Details Inc. sr. discount notes stepped-coupon Ser. B, 12 1/2s,
                       (12 1/2s, 11/15/02), 2007 (STP)                                                              82,500
             90,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              81,900
            100,000  Dobson Communications Corp. 11 3/4s, 2007                                                     100,000
            100,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             95,000
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            50,000
             90,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    93,600
             90,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         87,300
             40,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                         29,400
             40,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     36,800
            180,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                  153,000
             30,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   27,600
                                                                                                            --------------
                                                                                                                   960,367

Energy-Related (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                             116,576
            110,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                                 80,300
            535,000  KN Capital Trust III company guaranty 7.63s, 2028                                             539,414
            350,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                     210,000
                                                                                                            --------------
                                                                                                                   946,290

Entertainment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                102,300
            150,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                              142,875
             40,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                               49,860
              5,000  Time Warner, Inc. deb. 9.15s, 2023                                                              6,482
            130,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                       120,250
                                                                                                            --------------
                                                                                                                   421,767

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                          133,200
            230,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                                  250,700
             60,000  ATC Group Services Inc. company guaranty 12s, 2008                                             34,800
             90,000  WMX Technologies Inc. notes 7.1s, 2026                                                         96,656
                                                                                                            --------------
                                                                                                                   515,356

Financial Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  279,000
            400,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                            260,000
            200,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                          206,438
            135,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   135,124
             70,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                       (Mexico)                                                                                     45,500
            110,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                                   106,700
            750,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                             285,000
             35,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                          37,524
             80,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                64,000
            400,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       308,000
             55,000  Lehman Brothers Holdings, Inc. notes 6 1/2s, 2002                                              53,267
            200,000  Local Financial Corp. sr. notes 11s, 2004                                                     202,000
            525,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                           498,750
             40,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           36,000
             55,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     56,100
             35,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      35,000
          1,140,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                              1,147,022
            180,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                    72,000
            400,000  Resource America Inc. 144A sr. notes 12s, 2004                                                334,000
             75,000  Sampoerna International Finance Co. 144A company guaranty
                       8 3/8s, 2006 (Indonesia)                                                                     30,750
             60,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                       (United Kingdom)                                                                             63,189
            100,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                                103,762
                                                                                                            --------------
                                                                                                                 4,359,126

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                        117,700
             95,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                       96,900
            200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                                    216,000
             40,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       35,800
            160,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                    156,800
            240,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            223,200
             20,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                            20,200
                                                                                                            --------------
                                                                                                                   866,600

Food Chains (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             118,800
            645,000  Fleming Companies, Inc. company guaranty Ser. B, 10 5/8s, 2007                                638,550
            130,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                126,100
             45,000  Jitney-Jungle Stores company guaranty 12s, 2006                                                49,500
            300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                       135,000
            150,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     118,125
                                                                                                            --------------
                                                                                                                 1,186,075

Gaming (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            290,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              308,125
            200,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         194,000
             75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   81,000
            260,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty
                       Ser. B, 13s, 2002                                                                           291,200
            370,300  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                                       394,370
            280,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               190,400
            100,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                                   106,000
             70,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                                    70,000
            550,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                                552,750
             51,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                         51,000
            250,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                                     162,500
             50,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                                         54,750
            250,000  Trump A.C. 1st mtge. company guaranty 11 1/4s, 2006                                           208,750
            310,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            313,100
            125,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        125,000
                                                                                                            --------------
                                                                                                                 3,102,945

Health Care (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Conmed Corp. company guaranty 9s, 2008                                                         94,250
            190,000  Fresenius Medical Capital Trust II company guaranty
                       7 7/8s, 2008 (Germany)                                                                      175,750
             30,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                                      28,950
            200,000  Global Health Sciences company guaranty 11s, 2008                                             174,000
            150,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     116,250
            170,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                          164,900
            260,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          249,600
            230,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                                   195,500
             80,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                                        82,750
             80,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                                43,600
            360,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                331,200
            320,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      264,365
             10,000  MedPartners, Inc. sr. sub.notes 6 7/8s, 2000                                                    8,457
            440,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  413,600
            315,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                289,800
             80,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 60,000
            100,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         102,500
            170,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                153,000
             70,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      71,050
                                                                                                            --------------
                                                                                                                 3,019,522

Insurance (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Aegon N. V. sub. notes 8s, 2006 (Netherlands)                                                 105,451
             40,000  Allstate Financing II company guaranty 7.83s, 2045                                             42,405
            240,000  American General Institute Capital Trust 144A company
                       guaranty Ser. B, 8 1/8s, 2046                                                               270,900
             50,000  Hartford Life, Inc. deb. 7.65s, 2027                                                           54,202
            145,000  Hartford Life, Inc. notes 7.1s, 2007                                                          158,146
            100,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                       6.95s, 2006                                                                                 107,660
            935,000  Provident Companies, Inc. bonds 7.405s, 2038                                                  945,519
            125,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                              128,851
                                                                                                            --------------
                                                                                                                 1,813,134

Lodging (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                     114,000
            460,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    454,250
            300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     310,500
            720,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                              540,000
                                                                                                            --------------
                                                                                                                 1,418,750

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    102,300
            130,000  Imagyn Medical Technologies, Inc. company guaranty
                       12 1/2s, 2004                                                                                35,750
            160,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                       11 3/4s, 2000                                                                               143,200
                                                                                                            --------------
                                                                                                                   281,250

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                       2004 (Argentina)                                                                             34,000
            185,000  Ameristeel Corp. company guaranty Ser. B, 8 7/8s, 2008                                        170,200
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           69,600
            120,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                            98,400
            110,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             101,200
                                                                                                            --------------
                                                                                                                   473,400

Motion Picture Distribution (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           121,550
             35,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                 35,700
             50,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 28,500
            750,000  Paramount Communications, Inc. deb. 7 1/2s, 2023                                              739,868
            250,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                       (Brazil)                                                                                     85,000
            220,000  Viacom International, Inc. sub. deb. 8s, 2006                                                 221,650
                                                                                                            --------------
                                                                                                                 1,232,268

Oil and Gas (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Abraxas Petroleum Corp. 144A company guaranty 11 1/2s, 2004                                   136,500
             20,000  American Eco Corp. company guaranty Ser. B, 9 5/8s, 2008                                       15,000
            170,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                  144,500
             20,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    15,700
            240,000  Chesapeake Energy Corp. company guaranty Ser. B, 9 5/8s, 2005                                 211,200
            790,000  Coastal Corp. bonds 6.95s, 2028                                                               764,001
             60,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                  54,600
            120,000  Eagle Geophysical, Inc. 144A sr. notes 10 3/4s, 2008                                          105,600
             30,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                         12,000
             50,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                     52,281
            175,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                        179,872
            500,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                                   405,000
            100,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                        89,000
            130,000  Northern Offshore 144A company guaranty 10s, 2005                                              96,200
             55,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            44,000
             55,000  Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                                          58,670
            120,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                        114,000
             90,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        82,800
            100,000  Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                                  90,372
            300,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          244,500
             45,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   45,225
             85,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                       45,050
          1,810,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                           868,800
            480,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          264,000
            180,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     171,000
            180,000  Union Pacific Resources Group Inc. notes 6 3/4s, 2008                                         183,677
                                                                                                            --------------
                                                                                                                 4,493,548

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                                         201,600
             35,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       34,300
            440,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  365,200
             50,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                   46,000
                                                                                                            --------------
                                                                                                                   647,100

Paging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                       168,000

Paper and Forest Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  APP Finance II Mauritius Ltd. bonds sr. disc. notes
                       stepped-coupon 12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                   70,000
             10,000  APP International Finance Co. notes 11 3/4s, 2005
                       (Netherlands)                                                                                 5,900
            250,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                                           258,750
             30,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                                        28,350
            115,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        109,250
            180,000  Impac Group Inc. 144A sr. sub. notes 10 1/8s, 2008                                            170,100
            300,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                       (Indonesia)                                                                                 130,500
            270,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                       (Indonesia)                                                                                 114,750
            265,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          166,950
             75,000  Repap New Brunswick sr. notes 9s, 2004 (Canada)                                                68,438
                                                                                                            --------------
                                                                                                                 1,122,988

Pharmaceuticals and Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            295,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         292,050
            120,000  PharMerica, Inc. company guaranty 8 3/8s, 2008                                                108,000
                                                                                                            --------------
                                                                                                                   400,050

Publishing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            285,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   294,975
            500,000  Hollinger International Publishing, Inc. company guaranty
                       9 1/4s, 2007                                                                                513,750
             50,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                  52,827
             70,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      67,200
             50,000  Tri State Media, Inc. 144A sr. sub. notes 11s, 2008                                            48,625
             45,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                       45,675
                                                                                                            --------------
                                                                                                                 1,023,052

Railroads (--%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                      90,100

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Bluegreen Corp. company guaranty Ser. B, 10 1/2s, 2008                                         27,300
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               110,400
                                                                                                            --------------
                                                                                                                   137,700

Recreation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            275,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        266,750

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           106,000

Retail (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                 176,000
            200,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                      224,696
             25,000  Federated Department Stores, Inc. sr. notes 8 1/8s, 2002                                       27,309
            177,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                                         185,850
             70,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                                 66,150
            250,000  K mart Corp. med. term notes 7.86s, 2002                                                      251,420
            200,000  K mart Corp. deb. 7 3/4s, 2012                                                                196,000
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    263,750
            270,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    261,225
            265,000  North Atlantic Trading Co. co. guaranty Ser. B, 11s, 2004                                     246,450
             30,000  Service Merchandise Co., Inc. sr. sub. deb. 9s, 2004                                           18,000
                                                                                                            --------------
                                                                                                                 1,916,850

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                     54,400
            180,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          180,000
            155,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                                  137,950
             30,000  Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                                   26,400
            195,000  TCI Satellite Entertainment, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 2/102), 2007 (STP)                                                         115,050
            130,000  TCI Satellite Entertainment Inc. sr. sub. notes 10 7/8s, 2007                                 120,250
                                                                                                            --------------
                                                                                                                   634,050

Semiconductors (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            695,344  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s,
                       2008 (PIK)                                                                                  615,379
            240,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             148,800
                                                                                                            --------------
                                                                                                                   764,179

Shipping (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               113,300
             80,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              64,800
                                                                                                            --------------
                                                                                                                   178,100

Specialty Consumer Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                                         140,800
            120,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                  100,800
            750,000  GS Escrow Corp. 144A sr. notes 6 3/4s, 2001                                                   745,590
                                                                                                            --------------
                                                                                                                   987,190

Telecommunications (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  AT&T Capital Corp. med. term notes company guaranty
                       Ser. F, 6.6s, 2005                                                                          145,677
            350,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    178,500
            120,000  Caprock Communications Corp. 144A sr. notes 12s, 2008                                         108,000
            200,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                    172,000
             45,000  Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                                 23,850
            200,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            186,000
            300,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              150,000
            740,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                          721,500
            882,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       635,040
            630,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         305,550
             90,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                94,500
            100,000  Hyperion Telecommunication Corp. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     69,000
            175,000  Hyperion Telecommunications Corp. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               172,375
            300,000  ICG Communications, Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 02/15/03), 2008 (STP)                                                                 142,500
            220,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                              171,600
            700,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008                                                                      322,000
            125,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                                88,750
            160,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                                160,800
            400,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  396,000
            220,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                216,700
            830,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       676,450
            190,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              188,100
            280,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       128,800
            290,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             147,900
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  71,013
            110,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          111,513
             70,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                42,350
            390,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          276,900
             30,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               12,300
            250,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                      190,000
            210,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         193,200
            200,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         202,500
            380,000  NTL Inc. 144A sr. notes stepped-coupon zero %
                       (9 3/4s, 4/01/03), 2008 (STP)                                                               229,900
             70,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                       78,750
            300,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                           273,000
            270,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                               105,300
            360,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        277,200
          1,000,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (14 5/8s, 8/15/00), 2004 (STP)                                               400,000
            550,000  WinStar Communications. Inc. sr. sub. notes 15s, 2007                                         539,000
            100,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                          70,000
            300,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                        273,000
                                                                                                            --------------
                                                                                                                 8,947,518

Telephone Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            470,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     390,100
             60,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                        34,800
             90,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       70,200
            380,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  207,100
             90,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                          97,200
            310,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        228,625
             90,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                       78,300
            200,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               190,500
             90,000  IDT Corp. sr. notes 8 3/4s, 2006                                                               79,200
            260,000  Intelcom Group (USA), Inc. company guaranty stepped-coupon
                       zero % (12 1/2s, 5/1/01), 2006 (STP)                                                        185,250
            110,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    13,200
            700,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                       (15s, 5/1/02), 2007 (United Kingdom) (STP)                                                   42,000
             75,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         80,250
             60,000  MJD Communications, Inc. 144A sr. sub. notes 9 1/2s, 2008                                      60,000
             60,000  MJD Communications Inc. 144A FRN 6.232s, 2008                                                  60,000
            230,000  Pathnet Inc. sr. notes 12 1/4s, 2008                                                          174,800
            120,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                104,400
            175,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         134,750
            320,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             177,600
            270,000  RCN Corp. sr. discount notes, stepped-coupon Ser. B, zero %
                       (9.8s, 2/15/03), 2008 (STP)                                                                 143,100
            126,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       130,410
            130,000  RSL Communications Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                         66,300
             90,000  RSL Communications Ltd. company guaranty 9 1/8s, 2008                                          77,400
            110,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                               93,500
             60,000  Transtel S.A. 144A pass-through certificates 12 1/2s, 2007
                       (Colombia)                                                                                   24,000
            100,000  Us Xchange Llc 144A sr. notes 15s, 2008                                                        99,500
            135,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                       128,250
            500,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          475,000
                                                                                                            --------------
                                                                                                                 3,645,735

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               223,600
             40,000  Glenoit Corp. company guaranty 11s, 2007                                                       38,800
            100,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          95,750
             90,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      85,275
            105,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                           90,300
                                                                                                            --------------
                                                                                                                   533,725

Tobacco (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                                   250,521
             80,000  Philip Morris Cos., Inc. notes 7 1/2s, 2002                                                    84,672
                                                                                                            --------------
                                                                                                                   335,193

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Eleston Holdings Inc. 1st pfd. mtge. notes 9 1/4s 2003                                        147,750
            170,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 170,000
                                                                                                            --------------
                                                                                                                   317,750

Utilities (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  CMS Energy Corp. pass through certificates 7s, 2005                                           754,478

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             128,700
             90,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                       92,250
            100,000  CTI Holdings S. A. 144A sr. notes stepped-coupon zero %
                       (11 1/2s, 4/15/03), 2008 (STP)                                                               38,000
            180,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                              172,800
            140,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         131,600
             60,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      22,200
             70,000  Telesystem International Wireless Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02), 2007 (STP)                                32,550
            660,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               663,300
                                                                                                            --------------
                                                                                                                 1,281,400
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $80,805,483)                                     $   76,627,191

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Obligations (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association
     $      470,000    7s, Dwarf, TBA, October 15, 2013                                                     $      482,483
          4,010,000    6s, Dwarf, TBA, October 15, 2013                                                          4,051,343
                     Federal National Mortgage Association
                       Pass-Through Certificates
          6,950,136    6 1/2s, with due dates from June 1, 2028 to
                       August 1, 2028                                                                            3,019,266
             49,500    6 1/2s, Dwarf, July 1, 2013                                                                  50,536
                     Government National Mortgage Association
                       Pass-Through Certificates
          2,389,439    8s, with due dates from December 15, 2026 to
                       November 15, 2027                                                                         2,489,482
          2,640,585    7 1/2s, with due dates from October 15, 2022 to
                       October 15, 2027                                                                          2,738,406
          3,639,305    7s, with due dates from October 15, 2025 to
                       May 15, 2028                                                                              3,756,695
            520,310    6 1/2s, January 15, 2028                                                                    531,851
                                                                                                            --------------
                                                                                                                17,120,062

U.S. Treasury Obligations (4.8%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
     $      338,000    6 5/8s, February 15, 2027 (SEG)                                                      $      410,670
          2,280,000    6 1/8s, November 15, 2027 (SEG)                                                           2,628,407
          3,325,000    5 1/2s, August 15, 2028                                                                   3,594,126
          1,230,000    5 1/4s, August 15, 2003                                                                   1,284,969
          1,245,000  U.S. Treasury Notes 4 1/2s, September 30, 2000                                              1,249,868
                                                                                                            --------------
                                                                                                                 9,168,040
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $29,680,790)                                                                   $   26,288,102

FOREIGN GOVERNMENT BONDS AND NOTES (8.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FRF       4,420,000  France (Government of) bonds 5 1/2s, 2029                                              $      861,634
FRF       4,730,000  France (Government of) bonds 5 1/2s, 2007                                                     938,123
FRF      18,500,000  France Treasury bill notes 4 1 /2s, 2003                                                    3,424,579
DEM       6,425,000  Germany (Federal Republic of) bonds Ser. 98,
                       5 5/8s, 2028                                                                              4,328,887
USD         105,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                        88,200
NLG         920,000  Netherlands (Government of) deb. 7 1/2s, 2023                                                 674,011
GBP         640,000  United Kingdom Treasury bonds 8s, 2021                                                      1,572,496
GBP       1,715,000  United Kingdom Treasury bonds 8s, 2000                                                      3,050,015
VEB         220,000  Venezuela (Government of) 13 5/8s, 2018                                                       144,210
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $14,643,707)                                                                   $   15,082,155

COLLATERALIZED MORTGAGE OBLIGATIONS (7.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
GBP         750,000  Blackstone Hotel Acquisition Co. sr. mtge.
                       loan FRN 3.3449s, 2003                                                               $    1,269,171
                     Commercial Mortgage Acceptance Corp.
     $      405,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                           427,148
            630,000    Ser. 98-C2, Class D, 6.757s, 2009                                                           645,159
            420,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                      427,148
                     Criimi Mae Commercial Mortgage Trust
          1,475,000    Ser. 98-C1, Class A2, 7s, 2011                                                            1,509,109
            590,000    Ser. 98-C1, Class B, 7s, 2011                                                               578,845
          6,107,508  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, 1.254s, 2031                                                                       400,805
                     First Union-Lehman Brothers Commercial Mortgage
            475,000    Ser. 97-C2, Class D, 7.12s, 2012                                                            485,205
            580,000    Ser. 98-C2, Class D, 6.778s, 2013                                                           574,268
            255,000    Ser. 97-C2, Class A3, 6.65s, 2008                                                           269,593
          5,673,153    Ser. 97-C2, Interest Only, 1.092s, 2027                                                     491,747
         13,760,000    Ser. 98-C2, Class IO, 0.816s, 2028                                                          602,537
                     Freddie Mac
            115,000    Ser.1439, Class I, 7.5s, 2022                                                               127,929
            200,000    Ser. 2040, Class PE, 7.5s, 2028                                                             227,834
                     GMAC Commercial Mortgage Securities Inc.
          1,795,000    Ser. 98-C2, Class D, 6 1/2s,2031                                                          1,783,150
          9,458,004    Ser. 98-C2, Class X, IO, 0.823s,2031                                                        434,847
            185,000  Government National Mortgage Association Ser. 97-8,
                       Class PE, 7.5s, 2027                                                                        201,303
                     GS Mortgage Securities Corp. II
            255,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                         258,984
            470,000    Ser. 98-GLII, Class A2, 6.562s, 2031                                                        493,206
                     Merrill Lynch Mortgage Investors, Inc.
            111,000    Ser. 98-C2, Class D, 14.045s, 2030                                                          115,249
            210,000    Ser. 95-C3, Class D, 7.782s, 2025                                                           225,586
                     Morgan Stanley Capital I
            150,000    Ser. 98-WF1, Class D, 7.12s, 2008                                                           155,953
            145,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                          150,709
                     Mortgage Capital Funding, Inc.
            425,000    Ser. 98-MC1, Class A2, 6.663s, 2008                                                         449,039
          6,652,256    Ser. 98-MC1, Class X, IO, 0.722s, 2009                                                      296,233
            416,980  PNC Mortgage Securities Corp. Ser. 97-6, Class A2, 6.6s, 2027                                 421,149
            151,002  Prudential Home Mortgage Securities Ser. 93-57,
                       Class A4, 5.9s, 2023                                                                        151,888
            300,000  Residential Funding Mortgage Sec. I Ser. 98-S13,
                       Class A21, 6 3/4s, 2028                                                                     315,351
            753,643  Residential Asset Securitization Trust Ser. 98-A8, 6 3/4s, 2028                               777,577
            104,903  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                           106,480
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations (cost $12,813,183)                           $   14,373,202

BRADY BONDS (3.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    3,035,000  Brazil (Government of) disc. bonds FRB 6.625s, 2024                                    $    1,790,650
          2,440,000  Bulgaria (Government of) Ser. A, FRB, 2 1/4s, 2012                                          1,125,450
FRF         870,000  Ivory Coast -- 144A FLIRB collateralized FRB 2s, 2018                                          29,536
FRF         870,000  Ivory Coast -- 144A PDI bonds FRB 1.9s, 2018                                                   33,422
     $      595,000  Panama (Republic of) bonds 3 3/4s, 2014                                                       416,500
          1,725,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                                  866,813
          3,415,000  United Mexican States Ser. B, 6 1/4s, 2019                                                  2,492,950
          1,080,000  Venezuela (Government of) Ser. W-A, 6 3/4s, 2020                                              707,400
                                                                                                            --------------
                     Total Brady Bonds (cost $8,726,160)                                                    $    7,462,721

PREFERRED STOCKS (3.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                600  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                 $       69,000
              2,421  AmeriKing, Inc. $3.25 pfd. (PIK)                                                               60,525
             14,000  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           357,000
                733  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                               83,562
             11,880  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 332,640
              2,575  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                                  139,050
              1,306  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         147,578
                 92  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             80,500
              3,851  CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                                                 423,610
              1,750  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          19,250
              9,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                          99,000
                183  Dobson Communications 144A 12.25% (PIK)                                                       183,000
                 42  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                                34,860
                360  Fresenius Medical Care AG. Ser. D, 9.00%, pfd. (Germany)                                      358,200
                206  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                                        168,920
                305  ICG Holdings, Inc. $14.00 pfd. (PIK) (Canada)                                                 320,250
                451  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            505,120
                217  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    231,105
              1,265  Nebco Evans Holding Co. 144A 11.25% pfd. (PIK)                                                 82,225
              1,132  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                                  1,199,920
              2,879  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                            149,708
                 28  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            266,000
              3,750  Public Service Co. of New Hampshire $2.65 1st mtge. pfd.                                       95,625
                932  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                             110,908
                401  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                           392,980
              1,100  Von Hoffman Corp. 144A $13.50 pfd.                                                             34,100
                165  Webster Financial $7.375 pfd.                                                                 174,075
                200  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                           180,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $6,340,062)                                               $    6,298,711

UNITS (1.3%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                350  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                        $        2,625
                130  Bestel S.A.de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (Mexico) (STP)                                                       72,800
                120  Birch Telecom, Inc. 144A units 14s, 2008                                                      105,600
                  4  Celcaribe S.A. 144A units 13 1/2s, 2004 (Colombia)                                             80,000
                400  Decrane Aircraft Holdings 144A units 12s, 2008                                                402,000
                433  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                               147,220
                520  Firstworld Communication 144A units stepped-coupon zero %,
                       (13s,4/15/03), 2008 (STP)                                                                   156,000
                220  ICO Global Communications (Holdings) Ltd. units 15s, 2005                                     171,600
                320  Long Distance International, Inc. 144A units 12 1/4s, 2008                                    307,200
                145  Mediq 144A units, stepped-coupon zero % (13s, 6/1/03),
                       2009 (STP)                                                                                   72,500
                 70  Onepoint Communications, Inc. units 14 1/2s, 2008                                              51,100
                220  Pegasus Shipping 144A units company guaranty zero %, 2008 (STP)                               101,200
                350  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                              140,000
                140  Startec Global Communications Corp. units 12s, 2008                                           121,100
                100  Telehub Communications Corp. units stepped-coupon zero %,
                       (13 7/8s, 7/31/02), 2005 (STP)                                                               53,000
                175  Transam Refinance, Inc. 144A units 16s, 2003                                                  117,250
                225  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   236,250
              2,000  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                          184,000
                                                                                                            --------------
                     Total Units (cost $3,327,162)                                                          $    2,521,445

CONVERTIBLE BONDS AND NOTES (0.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
$           902,000  APP Global Finance (V) Ltd. cv. bond zero %, 2012
                       (United Kingdom)                                                                     $       92,455
             60,000  APP Global Finance (V) Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                                22,800
            300,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                       (United Kingdom)                                                                            177,000
            485,000  Argosy Gaming cv. sub. notes 12s, 2001                                                        451,050
            150,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                136,500
            250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                124,063
              4,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero %, (13 7/8s, 12/15/00), 2005 (STP)                                                       5,200
            160,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                108,000
            200,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         138,000
            150,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           195,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $1,695,873)                                    $    1,450,068

ASSET-BACKED SECURITIES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       50,000  Capita Equipment Receivables Trust Ser. 96-1, Class A4,
                       6.28s, 2000                                                                          $       50,484
             70,000  Contimortgage Home Equity Loan Trust Ser. 97-1, Class M2,
                       7.67s, 2028                                                                                  71,531
            459,877  First Plus Ser. 98-A, Class A Cl A 8 1/2s, 2023                                               465,410
            165,278  Green Tree Recreational Equipment & Cons Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                       169,939
            577,785  Sasco 98 Rf2 A 8.58s, 2028                                                                    629,605
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $1,363,823)                                        $    1,386,969

WARRANTS (0.1%) (a)(NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                315  Allegiance Telecom, Inc.                                                   2/3/08      $        5,040
                615  Cellnet Data Systems, Inc.                                                 10/1/07             24,600
             11,800  CGA Group Ltd. 144A                                                        4/15/01                236
                720  Club Regina, Inc. 144A                                                     4/15/06              4,320
                 90  Colt Telecommunications Group PLC                                          12/31/06            27,000
                 40  Concentric Network Corp.                                                   12/15/07             3,600
              1,620  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                608
                 35  Diva Systems Corp.                                                         5/15/06              9,800
              3,750  DTI Holdings Inc.                                                          3/1/08               3,750
                120  Epic Resorts                                                               6/15/05                  1
                 85  Esat Holdings, Inc. (Ireland)                                              2/1/07               2,975
              1,024  Fitzgeralds Gaming Co.                                                     3/15/99                 10
                120  Globalstar Telecom 144A                                                    2/15/04              3,000
                400  Hyperion Telecommunications 144A                                           4/15/01             16,896
                110  Interact Systems, Inc.                                                     8/1/03                   1
                 25  Intermedia Communications                                                  6/1/00               2,595
                 30  International Wireless Communications Holdings
                       144A                                                                     8/15/01                  3
              1,100  Iridium World Com 144A                                                     7/15/05            132,000
                280  KMC Telecom Holdings, Inc.                                                 4/15/08              4,480
                290  Knology Holdings, Inc. 144A                                                10/15/07               435
                160  McCaw International Ltd.                                                   4/15/07                640
                140  Orbital Imaging Corp. 144A                                                 3/1/05               5,600
                160  Orion Network Systems                                                      1/15/07              1,840
                230  Pathnet, Inc. 144A                                                         4/15/08              3,450
                320  Paxson Communications Corp. 144A                                           6/30/99                  3
                100  Spanish Broadcasting Systems 144A                                          6/30/99             20,500
                 45  Sterling Chemicals Holdings                                                8/15/08                945
                395  UIH Australia/Pacific, Inc. 144A                                           5/15/06              1,975
                135  Versatel 144A                                                              5/15/08              1,350
                                                                                                            --------------
                     Total Warrants (cost $323,855)                                                         $      277,653

COMMON STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,950  American Mobile Satellite Corp. (NON)                                                  $       25,988
                 50  AmeriKing, Inc. (NON)                                                                           2,000
              4,100  Chattem, Inc. (NON)                                                                           111,981
              1,213  Hedstrom Holdings, Inc. 144A                                                                    1,516
                 73  Mothers Work, Inc. (NON)                                                                          785
              3,059  NEXTEL Communications, Inc. Class A (NON)                                                      61,754
                 60  Paging Do Brasil Holdings Co., LLC Class B (Brazil)                                                 1
                715  RSL Communications, Ltd. Class A (NON)                                                         19,394
                                                                                                            --------------
                     Total Common Stocks (cost $241,066)                                                    $      223,419

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,000  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $       72,125
                870  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               13,050
                 10  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                         100,000
                248  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     14,880
                125  XCL Ltd 144A Ser. A, 9.50% cv. pfd. (PIK)                                                      11,500
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $319,111)                                     $      211,555

SHORT-TERM INVESTMENTS (19.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    5,160,000  U.S. Dollar GKO Pass Through Structured Note (Issued by
                       Deutsche Bank) The principal at redemption is linked to the bid price for the Russian Treasury Bill at maturity, and the change in the spot rate of the Russian Ruble from issue date
                       to maturity date zero %, October 28, 1998 (in default)                               $       48,401
         37,734,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1998 with Credit Suisse First Boston
                       due October 1, 1998 with respect to various U. S. Treasury obligations -- maturity value of $32,381,902 for an effective
                       yield of 5.45%                                                                           37,739,713
                                                                                                            --------------
                     Total Short-Term Investments (cost $38,487,344)                                        $   37,788,114
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $198,767,619) (b)                                              $  189,991,305
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $189,625,612.

  (b) The aggregate identified cost on a tax basis is $198,981,671, resulting in gross unrealized appreciation and depreciation of $4,568,747 and $13,559,113, respectively, or net unrealized depreciation of $8,990,366.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1998.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyer.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at September 30, 1998, which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1998 (Unaudited)
(aggregate face value $11,844,427)
                                                              Unrealized
                                  Aggregate Face  Delivery   Appreciation/
                     Market Value     Value         Date    (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars    $  72,270     $  70,861     12/16/98     $ 1,409
Danish Krone            544,178       518,410     12/16/98      25,768
Deutschemarks         3,851,030     3,716,677     12/16/98     134,353
Italian Lira          1,591,515     1,532,475     12/16/98      59,040
Japanese Yen          3,767,205     3,842,067     12/16/98     (74,862)
Spanish Peseta          910,790       870,523     12/16/98      40,267
Swedish Krona         1,302,286     1,293,414     12/16/98       8,872
-------------------------------------------------------------------------------
                                                              $194,847
-------------------------------------------------------------------------------

Forward Currency Contracts to Sell at September 30, 1998 (Unaudited)
(aggregate face value $22,874,342)
                                                               Unrealized
                        Market    Aggregate Face  Delivery   Appreciation/
                        Value         Value         Date    (Depreciation)
-------------------------------------------------------------------------------
British Pounds       $5,478,880    $5,421,031     12/16/98    $(57,849)
Deutschemarks         8,342,199     8,044,351     12/16/98    (297,848)
Dutch Guilder           677,481       655,308     12/16/98     (22,173)
French Francs         5,174,278     4,947,243     12/16/98    (227,035)
Japanese Yen          3,732,481     3,806,409     12/16/98      73,928
-------------------------------------------------------------------------------
                                                             $(530,977)
-------------------------------------------------------------------------------

Futures Contracts Outstanding at September 30, 1998 (Unaudited)
                        Total     Aggregate Face  Expiration   Unrealized
                        Value         Value         Date     Appreciation
-------------------------------------------------------------------------------
U.S. Treasury Bond
20 yr. (long)       $12,226,594   $11,616,305      Dec.-98    $610,289
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $198,767,619) (Note 1)                                            $189,991,305
-----------------------------------------------------------------------------------------------
Cash                                                                                    741,208
-----------------------------------------------------------------------------------------------
Foreign currency (cost $54,240)                                                          42,362
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            2,781,223
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,542,988
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        4,646,144
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          194,847
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        268,924
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         130,781
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               28,605
-----------------------------------------------------------------------------------------------
Total assets                                                                        202,368,387

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   321,150
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     10,783,265
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              537,628
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            310,733
-----------------------------------------------------------------------------------------------
Payable for investor servicing (Note 2)                                                  35,982
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             6,598
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,674
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  137,518
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                             530,977
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   77,250
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    12,742,775
-----------------------------------------------------------------------------------------------
Net assets                                                                         $189,625,612

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $203,161,711
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,675,839)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                               (3,344,199)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                         (8,516,061)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $189,625,612

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($73,370,562 divided by 9,308,870 shares)                                                 $7.88
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.88)*                                    $8.27
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($106,647,166 divided by 13,525,260 shares)**                                             $7.89
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,607,884 divided by 1,219,710 shares)                                                  $7.88
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.88)*                                    $8.14
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended September 30, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                          $   7,219,627
-----------------------------------------------------------------------------------------------
Dividends                                                                               457,109
-----------------------------------------------------------------------------------------------
Total investment income                                                               7,676,736

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        582,186
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          193,026
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,184
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,343
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    80,727
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   486,156
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    22,225
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            5,720
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  22,972
-----------------------------------------------------------------------------------------------
Registration fees                                                                        15,356
-----------------------------------------------------------------------------------------------
Auditing                                                                                 37,918
-----------------------------------------------------------------------------------------------
Legal                                                                                     9,613
-----------------------------------------------------------------------------------------------
Postage                                                                                   3,791
-----------------------------------------------------------------------------------------------
Other                                                                                    39,369
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,509,586
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (10,268)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,499,318
-----------------------------------------------------------------------------------------------
Net investment income                                                                 6,177,418
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (4,482,360)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (936,972)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                                  463,939
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (84,185)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period            (12,158,754)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (17,198,332)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(11,020,914)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                   September 30        March 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   6,177,418   $   9,271,377
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                        (4,955,393)       (161,453)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and asset and liabilities in foreign currencies                      (12,242,939)      5,460,100
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (11,020,914)     14,570,024
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,554,568)     (3,306,248)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,413,503)     (4,296,155)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (340,639)       (524,449)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --         (32,083)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --         (41,689)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (5,089)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (199,916)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (293,062)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (33,891)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --        (332,120)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (486,866)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (56,304)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    55,788,913      44,172,882
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         38,459,289      49,135,034

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 151,166,323     102,031,289
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $1,675,839
and $1,544,547, respectively)                                                      $189,625,612    $151,166,323
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                         September 30                                     Feb. 26, 1996+
operating performance                                              (Unaudited)          Year ended March 31        to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .33(c)           .65(d)           .63(d)           .04(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.80)             .40             (.02)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.47)            1.05              .61             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.35)            (.59)            (.63)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                   --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                                        --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.35)            (.69)            (.65)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $7.88            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (5.65)*          13.05             7.36            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $73,371          $57,016          $39,178           $3,799
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .68*            1.26(d)          1.25(d)           .13*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.93*            7.82(d)          7.74(d)           .50*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               77.03*          211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Six months
                                                                     ended                                        For the period
Per-share                                                        September 30                                      Feb. 26, 1996+
operating performance                                              (Unaudited)          Year ended March 31         to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .30(c)           .59(d)           .57(d)           .03(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.80)             .40             (.03)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.50)             .99              .54             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.31)            (.53)            (.56)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                   --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                                        --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.31)            (.63)            (.58)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $7.89            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (5.89)*          12.20             6.56            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $106,647          $85,379          $57,052           $5,048
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.05*            2.01(d)          2.00(d)           .20*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.56*            7.07(d)          6.99(d)           .44*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               77.03*          211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Six months
                                                                     ended                                         For the period
Per-share                                                         September 30                                     Feb. 26, 1996+
operating performance                                              (Unaudited)          Year ended March 31         to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .32(c)           .64(d)           .61(d)           .04(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.81)             .39             (.03)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.49)            1.03              .58             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.33)            (.57)            (.60)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                   --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                                        --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.33)            (.67)            (.62)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $7.88            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (5.77)*          12.76             7.09            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $9,608           $8,771           $5,802             $482
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .80*            1.51(d)          1.50(d)           .14*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.82*            7.57(d)          7.48(d)           .50*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               77.03*          211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Notes to financial statements
September 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Strategic Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The fund seeks high current income consistent with the preservation of capital by investing its assets in debt securities of domestic or foreign issuers, including government and corporate obligations. The fund may also invest in preferred stocks, common stocks, and other equity securities, as well as in cash or money market instruments.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended September 30, 1998, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $46,575. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1998, fund expenses were reduced by $10,268 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $600 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $71,554 and $5,862 from the sale of class A and class M shares, respectively and $125,842 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $107 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended September 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $124,222,548 and $103,430,041, respectively. Purchases and sales of U.S. government obligations aggregated $15,019,723 and $13,616,520, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      4,032,869        $33,555,465
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      219,839          1,823,840
-----------------------------------------------------------------------------
                                                 4,252,708         35,379,305

Shares
repurchased                                     (1,495,389)       (12,429,309)
-----------------------------------------------------------------------------
Net increase                                     2,757,319        $22,949,996
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      3,238,873        $27,807,851
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      332,350          2,863,744
-----------------------------------------------------------------------------
                                                 3,571,223         30,671,595

Shares
repurchased                                     (1,715,526)       (14,718,694)
-----------------------------------------------------------------------------
Net increase                                     1,855,697        $15,952,901
-----------------------------------------------------------------------------

                                                        Six months ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,417,930        $45,597,367
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      278,263          1,966,156
-----------------------------------------------------------------------------
                                                 5,696,193         47,563,523

Shares
repurchased                                     (1,980,574)       (16,509,910)
-----------------------------------------------------------------------------
Net increase                                     3,715,619        $31,053,613
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class B                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      5,105,604        $43,975,120
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      410,214          3,534,024
-----------------------------------------------------------------------------
                                                 5,515,818         47,509,144

Shares
repurchased                                     (2,549,062)       (21,937,542)
-----------------------------------------------------------------------------
Net increase                                     2,966,756        $25,571,602
-----------------------------------------------------------------------------

                                                        Six months ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        454,129         $3,856,450
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       30,494            252,679
-----------------------------------------------------------------------------
                                                   484,623          4,109,129

Shares
repurchased                                       (272,675)        (2,323,825)
-----------------------------------------------------------------------------
Net increase                                       211,948         $1,785,304
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        576,527         $4,919,785
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       51,603            444,562
-----------------------------------------------------------------------------
                                                   628,130          5,364,347

Shares
repurchased                                       (316,042)        (2,715,968)
-----------------------------------------------------------------------------
Net increase                                       312,088         $2,648,379
-----------------------------------------------------------------------------


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuck
Vice President

Steven M. Oristaglio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Strategic Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA029 47022 896/2BQ/2BR 11/98